STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price	$ 3.21	$ 8.93					$ 7.65
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price	$ 13.91	$ 18.15					$ 25.20
Warrant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares					400		4,561
Shares	400	2,667
Issued - Average Exercise Price					$ 0.75
Warrant One [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price							$ 34.50
Warrant One [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price							$ 57.68
Warrant Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares				4,166		1,110
Shares	102,857	35,556
Issued - Average Exercise Price				$ 18.75		$ 34.50
Warrant Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares			71,368		2,667
Shares	2,666	102,857
Issued - Average Exercise Price					$ 0.75
Warrant Three [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price			$ 11.25
Warrant Three [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price			$ 15.00
Warrant Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares		267,579		114,635
Shares	204,200	19,047
Warrant Four [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 6.00		$ 5.63
Warrant Four [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 14.85		$ 18.75
Warrant Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares	155,818		71,367
Shares	71,257	2,667
Warrant Five [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price	$ 12.38		$ 11.25
Warrant Five [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price	$ 24.38		$ 15.00
Warrant Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares		267,580
Shares	4,444	221,977
Warrant Six [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price	$ 0.75	$ 6.00
Warrant Six [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price	$ 24.38	$ 14.85
Warrant Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares	23,612	2,000
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares	155,818	343,196	155,846	242,963	45,809	29,177	67,669	380	958
Shares	499,331	461,920	468,431	358,429	142,278	98,303	69,126	1,617	1,237	279
Issued - Average Exercise Price	$ 3.74	$ 9.00	$ 11.25	$ 10.50	$ 25.50	$ 48.75	$ 33.75	$ 26.25	$ 63.75
Warrant [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 0.75
Warrant [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 57.68
Stock Options One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares					5,466		5,613
Shares	7,333	7,334
Issued - Average Exercise Price					$ 11.25
Stock Options One [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price							$ 1.28
Stock Options One [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price							$ 43.88
Stock Options Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares				7,333		1,000
Shares	134	4,336
Issued - Average Exercise Price				$ 0.75		$ 26.25
Stock Options Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares			126,029		5,467
Shares	2,031	134
Issued - Average Exercise Price					$ 11.25
Stock Options Three [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price			$ 5.25
Stock Options Three [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price			$ 6.00
Stock Options Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares		238,556		7,334
Shares	192,000	2,631
Issued - Average Exercise Price				$ 0.75
Stock Options Four [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 4.88
Stock Options Four [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 25.61
Stock Options Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares	68,505		126,636
Shares	23,206	192,000
Stock Options Five [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price	$ 8.25		$ 5.25
Stock Options Five [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price	$ 18.75		$ 6.00
Stock Options Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares		239,683
Shares	123,998	23,207
Stock Options Six [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price	$ 0.75	$ 4.88
Stock Options Six [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price	$ 25.61	$ 25.61
Stock Options Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares	5,332	124,000
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares	71,838	239,816	126,866	33,111	29,467	2,733	16,577	80	319
Shares	445,889	385,733	168,856	77,301	46,642	19,948	17,215	638	558	239
Issued - Average Exercise Price	$ 8.11	$ 6.75	$ 6.00	$ 0.75	$ 12.75	$ 27.75	$ 15.00	$ 125.25	$ 125.25
Equity Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 0.75
Equity Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 43.88